Employee benefit plans - Expected benefit payments (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Employee Benefit Plans [Abstract]
2020	¥ 11,272
2021	10,458
2022	10,649
2023	11,022
2024	11,521
2025-2029	¥ 59,625